JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.3% (a)
Alabama — 4.6%
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2025	90	92
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	150	152
Rev., 5.00%, 7/1/2026	225	236
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.33%, 12/14/2023 (b)	27,000	26,322
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.97%, 12/8/2023 (b)	25,450	25,532
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,556
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	441
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	421
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	2,670	2,546
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	10,515	10,499
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.39%, 12/8/2023 (b)	10,000	10,051
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2024	125	125
Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		81,123
Alaska — 2.2%
Alaska Municipal Bond Bank Authority Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna Rev., 5.25%, 9/1/2027	1,400	1,442
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	100	101
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 2.83%, 12/13/2023 (c)	23,100	23,100
Series 2002, Rev., VRDO, 2.83%, 12/13/2023 (c)	12,200	12,200
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	75	76
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	808
Total Alaska		37,753
Arizona — 1.8%
Arizona Health Facilities Authority, Banner Health Series 2015 A, Rev., 5.00%, 1/1/2024	125	125
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	135
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	342
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project Series 2018A, Rev., 5.00%, 7/1/2024	200	201
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2024	50	50
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	7,530	7,816
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	177
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	525
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,550
Total Arizona		31,421

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — 0.0% ^
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	231
Series 2020A, Rev., 5.00%, 11/1/2027	200	213
Total Arkansas		444
California — 4.5%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.30%, 12/8/2023 (b)	5,000	5,013
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,540	1,536
Series 2013A, Rev., 5.00%, 3/1/2024	55	55
California Health Facilities Financing Authority, Health System Series 2013A, Rev., 5.00%, 7/1/2024	20	20
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	18,000	17,997
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.33%, 12/14/2023 (b)	19,250	19,106
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,224
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	32,000	31,614
State of California GO, 5.00%, 12/13/2023	40	40
State of California, Various Purpose GO, 5.00%, 12/1/2027	2,205	2,404
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		79,125
Colorado — 1.7%
City & County of Denver Airport System
Series B, Rev., 5.00%, 2/16/2024	1,580	1,584
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,583
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,344
City and County of Denver, Airport System Series B, Rev., 5.00%, 2/16/2024	165	165
City of Colorado Springs COP, 5.00%, 12/1/2023	100	100
Colorado Health Facilities Authority
Series 2015A, Rev., 5.00%, 6/1/2025 (d)	40	41
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	575	603
Series 2017, Rev., 5.00%, 6/1/2027 (d)	40	43
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	300	324
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	765	787
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	45	45
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.92%, 12/8/2023 (b)	5,000	4,984
Regional Transportation District
COP, 5.00%, 12/28/2023	10,000	10,012
Series 2013A, COP, 5.00%, 12/28/2023	2,480	2,483
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2024	200	200
Series 2020A, Rev., 5.00%, 7/15/2024	150	151
Series 2020A, Rev., 5.00%, 1/15/2025	185	187
Series 2020A, Rev., 3.00%, 1/15/2026	110	108

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2020A, Rev., 5.00%, 7/15/2026	225	232
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	100	101
Total Colorado		29,118
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	95	96
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2024	300	300
Series L-1, Rev., 4.00%, 7/1/2026	350	353
Series L-1, Rev., 4.00%, 7/1/2027	500	506
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,063
Series G, GO, 5.00%, 11/15/2028	30	30
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series 2013, Rev., 5.00%, 1/29/2024	100	100
Total Connecticut		2,448
Delaware — 0.3%
Delaware River and Bay Authority Series C, Rev., 5.00%, 1/1/2025	150	150
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,727
Total Delaware		5,877
District of Columbia — 0.2%
District of Columbia
Series 2015, Rev., 5.00%, 7/15/2025	25	26
Series 2015, Rev., 5.00%, 7/15/2027	25	26
District of Columbia Housing Finance Agency, Multifamily Housing Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	4,100	4,196
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	103
Total District of Columbia		4,351
Florida — 2.3%
Alachua County School Board COP, AGM, 5.00%, 7/1/2027	65	69
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	225	227
Central Florida Expressway Authority
Series 2019B, Rev., 5.00%, 7/1/2026	40	42
Series 2016 B, Rev., 5.00%, 7/1/2028	40	42
City of Gainesville Series 2017 A, Rev., 5.00%, 10/1/2028	150	162
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	65	69
City of Tallahassee, Energy System Series 2018, Rev., 5.00%, 10/1/2024	25	25
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	759
County of Miami-Dade
Rev., 5.00%, 7/1/2026	220	226
Series B, Rev., 5.00%, 10/1/2026	35	36
Series A, Rev., 5.00%, 10/1/2027	75	79
Series A, Rev., 5.00%, 10/1/2028	80	84
Series B, Rev., 5.00%, 10/1/2028	150	151
County of Miami-Dade Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	54
County of Miami-Dade, Aviation System Series 2020A, Rev., 5.00%, 10/1/2024	200	203

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (c)	2,250	2,202
Duval County Public Schools COP, AGM, 5.00%, 7/1/2027	25	27
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	150	159
Florida Higher Educational Facilities Financial Authority, Ringling College Project Rev., 5.00%, 3/1/2024	110	110
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,260	2,298
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	3,450	3,528
Florida Municipal Power Agency
Series 2018A, Rev., 4.00%, 10/1/2028	100	103
Series 2016A, Rev., 5.00%, 10/1/2028	300	313
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020D, Rev., VRDO, LOC : TD Bank NA, 2.15%, 12/1/2023 (c)	8,030	8,030
Lee County School Board (The) COP, 5.00%, 8/1/2024	25	25
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2024	575	577
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority Series 2014 A, Rev., 5.00%, 7/1/2027	190	192
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250	2,289
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625	4,747
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.36%, 12/14/2023 (b)	10,500	10,436
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	70	71
Palm Beach County School District COP, 5.00%, 8/1/2027	375	403
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,001
COP, 5.00%, 8/1/2025	40	41
COP, 5.00%, 8/1/2027	35	37
School Board of Miami-Dade County (The)
Series 2015D, COP, 5.00%, 2/1/2025	80	81
COP, 5.00%, 5/1/2025	290	297
Series 2015C, COP, 5.00%, 5/1/2025	35	36
Series 2014D, COP, 5.00%, 11/1/2025	235	239
COP, 5.00%, 2/1/2026	125	129
COP, 5.00%, 5/1/2026	185	189
Series 2015D, COP, 5.00%, 2/1/2027	25	26
COP, 5.00%, 5/1/2027	60	61
Series 2015A, COP, AGM, 5.00%, 5/1/2027	215	220
Series 2012A, COP, 4.00%, 8/1/2028	150	150
COP, 5.00%, 11/1/2028	95	96
School District of Broward County (The) COP, 5.00%, 7/1/2025	60	62
School District of Broward County, Florida Certificates Of Participation COP, 5.00%, 7/1/2028	20	21
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Village Community Development District No. 13 Special Assessment Series 2019, Rev., 2.63%, 5/1/2024	130	129
Total Florida		41,095

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 1.1%
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (d)	1,555	1,593
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (c)	13,500	13,139
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	100	100
Development Authority for Fulton County, Georgia Tech Facilities Series 2013, Rev., 5.00%, 11/1/2024	500	501
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2023	750	750
Series 2021C, Rev., 4.00%, 12/1/2024	750	747
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,640
Total Georgia		18,470
Idaho — 0.0% ^
University of Idaho Series 2020A, Rev., 5.00%, 4/1/2024	315	317
Illinois — 4.7%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	535	550
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation Series 2020A, GO, Zero Coupon, 1/1/2024	385	384
Chicago Midway International Airport
Series 2014B, Rev., 5.00%, 1/1/2024	200	200
Series 2014B, Rev., 5.00%, 2/6/2024	2,365	2,371
Chicago O'Hare International Airport
Series B, Rev., 5.00%, 1/1/2027	55	56
Series C, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2028	40	42
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	285	285
Series C, Rev., 5.00%, 1/1/2024	200	200
Series D, Rev., 5.00%, 1/1/2024	110	110
Series E, Rev., 5.00%, 1/1/2024	2,020	2,022
Series 2020B, Rev., 5.00%, 1/1/2025	100	102
Series B, Rev., 5.00%, 1/1/2025	100	102
Series B, Rev., 5.00%, 1/1/2026	405	409
Series B, Rev., 5.00%, 1/1/2028	860	871
Chicago O'Hare International Airport, Senior Lien Series E, Rev., 5.00%, 1/1/2025	170	173
City of Aurora Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,666
City of Chicago Series 2002, Rev., 5.00%, 1/1/2025 (d)	80	81
City of Chicago, Waterworks, Second Lien Series 2014, Rev., 5.00%, 1/1/2024	360	360
City of Danville GO, 4.00%, 12/1/2023	145	145
City of Elgin Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,025
City of Rockford, Sales Tax Alternative Revenue Source Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	140
City of Springfield Series 2015, Rev., 5.00%, 3/1/2025	30	31
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	525
Clay Wayne and Marion Counties Community Unit School District No. 35 GO, AGM, 5.00%, 12/1/2023	175	175
Cook County Community College District No. 508, Unlimited Tax, City Collage of Chicago Series 2013, GO, 5.25%, 12/1/2029	250	250
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax GO, 4.00%, 12/1/2023	150	150
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2024	275	275
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 5.00%, 12/1/2023	345	345

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2019C, GO, 5.00%, 12/1/2023	660	660
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2023	825	825
GO, AGM, 4.00%, 12/15/2024	930	936
Cook County School District No. 109, Indian Springs, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	125	125
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	110
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2023	285	285
Series 2020A, GO, 4.00%, 12/1/2024	255	257
Cook County School District No. 160, Country Club Hills, Limited Tax Series 2020B, GO, 4.00%, 12/1/2023	100	100
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Series 2020, GO, AGM, 4.00%, 12/15/2023	555	555
Series 2020, GO, AGM, 4.00%, 12/15/2024	580	584
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2023	575	575
County of Cook Series 2021B, GO, 4.00%, 11/15/2026	75	77
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
Flagg-Rochelle Community Park District Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	225
Governors State University COP, 5.00%, 1/1/2024	170	170
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	245
Illinois Finance Authority
Series 2015A, Rev., 5.00%, 10/1/2025 (d)	23,000	23,752
Series 2015, Rev., 5.00%, 12/1/2025	25	26
Series 2014A, Rev., 5.00%, 10/1/2027	35	35
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.68%, 12/14/2023 (b)	1,125	1,101
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	20	20
Series 2015A, Rev., 5.00%, 11/15/2025	225	230
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (d)	900	943
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	80	87
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	1,150	1,152
Illinois State Toll Highway Authority
Series 2019B, Rev., 5.00%, 1/1/2027	75	80
Series 2019C, Rev., 5.00%, 1/1/2027	25	27
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	145
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	235
Northern Illinois Municipal Power Agency Series 2016 A, Rev., 5.00%, 12/1/2026	150	159
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains Series 2019C, GO, 4.00%, 1/1/2024	370	370
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,377
Series 2017D, GO, 5.00%, 11/1/2024	280	283
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	168
GO, 5.50%, 5/1/2025	2,500	2,565
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,060
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,952

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2020D, GO, 5.00%, 10/1/2025	20	21
Series 2017D, GO, 5.00%, 11/1/2025	250	257
Series 2017A, GO, 5.00%, 12/1/2025	250	257
GO, 5.00%, 2/1/2026	100	103
GO, 5.50%, 5/1/2026	5,000	5,227
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,300
Series 2017D, GO, 5.00%, 11/1/2026	650	678
Series FEBRUARY 2014, GO, AGM - CR, 5.00%, 2/1/2027	940	941
Series OCTOBER 2016, GO, 5.00%, 2/1/2027	50	52
Series 2023D, GO, 5.00%, 7/1/2027	90	95
Series 2017D, GO, 5.00%, 11/1/2027	110	117
GO, 5.00%, 1/1/2028	80	82
Series 2022B, GO, 5.00%, 3/1/2028	25	27
Series 2017D, GO, 5.00%, 11/1/2028	2,920	3,092
Series 2017 A, GO, 5.00%, 12/1/2028	90	95
Village of Midlothian Series 2019A, GO, 4.00%, 1/1/2024	120	120
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (d)	1,315	1,363
Village of Villa Park Series 2019B, GO, 4.00%, 12/15/2023	205	205
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	125
Total Illinois		81,749
Indiana — 0.8%
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,422
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	223
Series 2020B, Rev., 4.00%, 7/15/2026	235	239
Indiana Finance Authority
Series 2021-2, Rev., 5.00%, 10/1/2024	150	152
Series 2021-2, Rev., 5.00%, 10/1/2027	55	59
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,559
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,192
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2024	155	156
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2024	75	75
Series 2017A, Rev., 5.00%, 1/1/2024	60	60
Series 2014A, Rev., 5.00%, 1/1/2027	160	163
Town of Schererville, Sewage Works Rev., 4.00%, 3/1/2024	110	110
Total Indiana		14,431
Iowa — 1.2%
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,502
Kansas — 0.1%
Sedgwick County Unified School District No. 265 Goddard Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,046
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	398
Total Kansas		1,444

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — 0.6%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center Rev., 5.00%, 2/1/2024	575	576
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	628
Kentucky Asset Liability Commission Series 2023A, Rev., 5.00%, 9/1/2024	65	66
Kentucky Asset Liability Commission, Federal Highway Trust Fund Rev., 5.00%, 9/1/2024	105	106
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	3,170	3,166
Kentucky State Property & Building Commission Series B, Rev., 5.00%, 11/1/2026	70	74
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	86
Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2028	105	111
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	25	27
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	199
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2027	125	133
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,605
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	50	52
Total Kentucky		9,829
Louisiana — 3.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2024	250	253
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	310
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,811
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,853
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	25	25
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	8,600	8,723
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024 (d)	30	30
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	61
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
Parish of St. John the Baptist, Marathon Oil Corp., Project
Series 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	17,687
Series 2017B-2, Rev., 2.38%, 7/1/2026 (c)	12,800	12,157
State of Louisiana
Series 2014A, GO, 4.00%, 2/1/2024	600	601
Series D-1, GO, 5.00%, 12/1/2027	35	36
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	14,005	14,263
Total Louisiana		66,914
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	260
Maryland — 0.7%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.81%, 3/1/2024 (c)	10,235	10,235
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (d)	1,000	1,054
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 4.00%, 8/15/2024	85	85
Rev., 5.00%, 8/15/2024	380	384
Series 2013A, Rev., 5.00%, 8/15/2024	415	415

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
State of Maryland Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
Total Maryland		12,553
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Caregroup Issue Series 2015H-1, Rev., 5.00%, 7/1/2024	100	101
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	105	105
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	320	326
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	352
Massachusetts Water Resources Authority Series 2014F, Rev., 5.00%, 8/1/2024 (d)	20	20
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	8,000	8,030
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,275	1,287
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,060	2,069
Town of Randolph GO, BAN, 4.75%, 6/27/2024	1,690	1,698
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,070	1,075
Total Massachusetts		15,063
Michigan — 2.6%
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2024	265	265
GO, AGM, 3.00%, 3/1/2025	275	274
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	217
GO, AGM, 4.00%, 5/1/2026	220	225
GO, AGM, 4.00%, 5/1/2027	210	217
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,867
Great Lakes Water Authority Water Supply System Series 2018 A, Rev., 5.00%, 7/1/2027	25	27
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,781
Jackson Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2024	690	692
Michigan Finance Authority Series 2016, Rev., 5.00%, 11/15/2026	155	162
Michigan Finance Authority Beaumont Health Credit Series 2015A, Rev., 5.00%, 8/1/2024 (d)	20	20
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2027	225	234
Michigan Finance Authority, Hospital Trinity Health Credit Group Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,033
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	200	201
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2028	50	50
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	225	229
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	32
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	150	150
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	90	91
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,927
Rib Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 2.22%, 12/1/2023 (c) (e)	31,410	31,410
Total Michigan		46,104
Minnesota — 0.0% ^
City of Wayzata, Folkestone Senior Living Community Rev., 3.00%, 8/1/2024	100	99
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100	98

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	322
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	25	27
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc. Rev., 3.00%, 12/1/2023	100	100
Total Minnesota		646
Mississippi — 0.2%
City of Tupelo GO, 4.00%, 12/1/2023	315	315
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,750	1,668
Series 2020C, Rev., 1.38%, 6/16/2025 (c)	1,500	1,430
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project Series 2019B, Rev., 5.00%, 1/1/2024	770	771
Total Mississippi		4,184
Missouri — 2.0%
City of Kansas City Series 2017 C, Rev., 5.00%, 9/1/2028	20	21
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	26
City of St Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	25	27
City of St. Peters COP, 4.00%, 5/1/2025	425	429
Health & Educational Facilities Authority of the State of Missouri Rev., 5.00%, 11/15/2028	50	52
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Corp. Series 2018F, Rev., VRDO, 2.10%, 12/1/2023 (c)	30,000	30,000
Missouri Joint Municipal Electric Utility Commission
Series 2014A, Rev., 5.00%, 1/1/2024	1,090	1,091
Series 2014A, Rev., 5.00%, 1/1/2027	195	198
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project Series 2014A, Rev., 5.00%, 1/1/2024 (d)	200	200
St. Louis County Special School District COP, 4.00%, 4/1/2024	605	606
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 3.41%, 12/13/2023 (c) (e)	3,315	3,315
Total Missouri		35,987
Nebraska — 0.8%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 12/28/2023 (c)	6,750	6,767
County of Saunders GO, 3.00%, 11/1/2024	415	414
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,500
Douglas County Hospital Authority No. 2 Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2024	190	190
Series B, Rev., 5.00%, 1/1/2024	40	40
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2028	25	26
Omaha Public Power District Series 2014AA, Rev., 5.00%, 2/1/2024	30	30
Public Power Generation Agency Series 2015A, Rev., 5.00%, 1/1/2025	45	46
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2026	50	51
Total Nebraska		14,162

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.1%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	637
Clark County School District
Series 2015C, GO, 5.00%, 6/15/2025	25	26
Series 2016A, GO, 5.00%, 6/15/2025	25	26
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	79
Series 2017A, GO, 5.00%, 6/15/2027	35	37
Series 2015 D, GO, 5.00%, 6/15/2028	140	145
Series 2017A, GO, 5.00%, 6/15/2028	25	27
Clark County School District, Limited Tax Series 2018A, GO, 5.00%, 6/15/2027	150	160
Total Nevada		1,188
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.36%, 12/14/2023 (b)	24,500	24,351
New Jersey — 7.8%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	76
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	104
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,000	3,018
Borough of Carlstadt GO, BAN, 4.50%, 5/3/2024	15,941	15,985
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	13,800	13,884
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	1,600	1,606
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	945	950
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	3,700	3,709
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	2,600	2,616
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,050	2,061
Borough of Point Pleasant, General Capital Water and Sewer Utility GO, BAN, 4.50%, 8/30/2024	1,354	1,362
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	2,900	2,904
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	5,300	5,321
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	8,700	8,713
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	7,500	7,511
New Brunswick Parking Authority, Tax-Exempt Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	431
New Jersey Economic Development Authority
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,450	2,516
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,400	1,458
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	302
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000	7,094
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc. Rev., 5.00%, 7/1/2025	35	35
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,088
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	160	161
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,938
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2010D, Rev., 5.00%, 12/15/2023	125	125
Series 2010D, Rev., 5.25%, 12/15/2023	675	675

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	125	126
Series 2014A, Rev., 5.00%, 1/1/2028	45	45
Series 2020D, Rev., 5.00%, 1/1/2028	7,000	7,309
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	370
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,817
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	2,765	2,774
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,097
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2024	500	505
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	110	113
Series 2018A, Rev., 5.00%, 6/1/2028	295	310
Town of Westfield GO, BAN, 4.75%, 11/8/2024 (f)	1,700	1,712
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	2,350	2,358
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,025
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024	4,590	4,614
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	1,885	1,895
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	2,200	2,208
Township of Saddle Brook GO, BAN, 4.50%, 5/10/2024	9,096	9,125
Township of Stafford Series 2014B, GO, 5.00%, 2/1/2024	25	25
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,337	2,346
Village of Ridgefield Park GO, BAN, 4.50%, 4/5/2024	7,640	7,644
Total New Jersey		136,061
New York — 17.4%
Build NYC Resource Corp., The New York Methodist Hospital Project Series 2014, Rev., 5.00%, 7/1/2024 (d)	45	45
Canton Central School District GO, BAN, 4.50%, 7/5/2024	11,150	11,197
Chenango Forks Central School District GO, BAN, 4.50%, 6/28/2024	10,480	10,515
City of Geneva Series 2023, GO, BAN, 4.50%, 5/2/2024	16,050	16,099
City of New York Series 2014J, GO, 5.00%, 8/1/2026	50	51
City of New York, Fiscal Year 2018 Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.10%, 12/1/2023 (c)	10,000	10,000
City of Troy GO, BAN, 4.50%, 7/26/2024	4,300	4,316
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	10,675	10,720
Deposit Central School District GO, BAN, 4.75%, 6/28/2024	1,825	1,833
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	16,055	16,124
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 2/22/2024	85	85
Evans-Brant Central School District GO, BAN, 4.50%, 6/20/2024	17,735	17,802
Floral Park-Bellerose Union Free School District GO, 5.00%, 12/1/2023	495	495
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	2,750	2,763
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	2,600	2,609
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	1,400	1,405
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	10,750	10,800
Hempstead Town Local Development Corp., Adelphi University Project Rev., 4.00%, 2/1/2024	200	200
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	7,600	7,655
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	1,670	1,680
GO, BAN, 4.50%, 6/28/2024	3,225	3,235

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Le Roy Central School District GO, BAN, 4.75%, 6/28/2024	4,725	4,750
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	6,625	6,658
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,600
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,075	2,082
Malone Central School District GO, BAN, 4.50%, 6/27/2024	7,600	7,624
Massena Central School District GO, BAN, 4.50%, 6/28/2024	10,565	10,609
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 4.00%, 12/8/2023 (b)	965	954
Series 2014B, Rev., 5.00%, 11/15/2024	115	116
Series 2015F, Rev., 5.00%, 11/15/2024	25	25
Series 2017B, Rev., 5.00%, 11/15/2024	30	30
Series A-1, Rev., 5.00%, 11/15/2024	20	20
Series 2016B, Rev., 4.00%, 11/15/2025	40	41
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.10%, 12/1/2023 (c)	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Series 2015 A-1, Rev., 5.00%, 8/1/2028	125	126
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	30	30
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (d)	400	411
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2014A, Rev., 5.00%, 6/15/2027	100	101
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	25	25
Series K, Rev., 5.00%, 1/1/2024	25	25
Series K, Rev., 5.00%, 1/1/2027	20	20
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	800	800
Newark Valley Central School District GO, BAN, 4.75%, 8/30/2024	1,174	1,180
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	8,310	8,332
Oriskany Central School District GO, BAN, 4.50%, 7/5/2024	3,630	3,641
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	5,400	5,420
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	4,235	4,253
Port Authority of New York & New Jersey Series 179, Rev., 5.00%, 12/14/2023	100	100
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,145	2,152
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	8,100	8,140
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	7,300	7,330
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	6,520	6,539
Town of Goshen Series 2023, GO, BAN, 4.50%, 4/25/2024	1,856	1,861
Town of Haverstraw Series 2023, GO, BAN, 4.50%, 5/10/2024	4,210	4,223
Town of Lancaster GO, BAN, 4.50%, 7/19/2024	4,600	4,618
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	2,680	2,696
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,215	2,226
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	3,000	3,011
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,140	1,144
Village of Freeport Series 2023C, GO, BAN, 4.50%, 4/26/2024	9,455	9,477
Village of Ilion Series 2023, GO, BAN, 4.50%, 5/10/2024	9,000	9,002
Village of Kenmore Series 2023, GO, BAN, 4.50%, 5/17/2024	7,902	7,936
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,150	1,157

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Warwick Valley Central School District GO, BAN, 4.75%, 6/28/2024	3,765	3,786
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,100	2,107
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	1,670	1,679
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	4,750	4,767
Total New York		304,453
North Carolina — 1.4%
Charlotte-Mecklenburg Hospital Authority (The) Series 2016A, Rev., 5.00%, 1/15/2024	300	301
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	150	152
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank N.A., 2.85%, 12/13/2023 (c)	19,500	19,500
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	808
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	808
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,780	1,697
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	450	451
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2024	100	100
State of North Carolina
Rev., 5.00%, 3/1/2024	75	75
Series 2014C, Rev., 5.00%, 5/1/2027	50	50
Total North Carolina		23,942
Ohio — 3.3%
Akron Bath Copley Joint Township Hospital District Series 2022A, Rev., 5.00%, 11/15/2024	250	254
American Municipal Power, Inc. Series 2020A, Rev., 5.00%, 2/15/2027	310	328
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,500	1,505
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2015A, Rev., 5.00%, 2/15/2026	2,825	2,832
Series 2015A, Rev., 5.00%, 2/15/2027	2,130	2,136
City of Akron, Various Purpose Series 2020, GO, 2.00%, 12/1/2023	485	485
City of Lorain, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	300	300
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,060	2,071
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Allen Series 2017 A, Rev., 5.00%, 8/1/2027	150	160
County of Cuyahoga COP, 5.00%, 12/1/2028	35	35
County of Hamilton Series 2014A, Rev., 5.00%, 12/1/2028	1,750	1,777
County of Hamilton, Hospital Facility Cincinnati Children Hospital Series 2014S, Rev., 5.00%, 5/15/2027	1,500	1,510
County of Lorain Series 2023, GO, BAN, 4.13%, 5/2/2024	4,455	4,458
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	443
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2023	490	490
Euclid City School District COP, 4.00%, 12/1/2023	70	70
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (d)	150	147
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : U.S. Bank NA, 1.95%, 12/1/2023 (c)	15,000	15,000
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 3.80%, 12/13/2023 (c)	23,250	23,250
University of Akron (The), General Receipt Series 2019A, Rev., 5.00%, 1/1/2024	225	225
Total Ohio		57,606
Oklahoma — 0.2%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2023	155	155

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	450
Garvin County Educational Facilities Authority, Pernell Public Schools Project Rev., 4.00%, 9/1/2024	160	161
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2024	245	246
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	140	141
Series 2014A, Rev., 5.00%, 6/1/2026	405	408
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2014A, Rev., 5.00%, 6/1/2028	30	30
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project Rev., 3.00%, 3/1/2024	270	270
Oklahoma Capitol Improvement Authority
Series 2014 A, Rev., 5.00%, 7/1/2027	50	50
Series 2014 A, Rev., 5.00%, 7/1/2028	25	25
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2024	125	126
Oklahoma Municipal Power Authority Series B, Rev., 5.00%, 1/1/2025	75	76
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	69
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	255
Tulsa County Industrial Authority, Sand Springs Public Schools Project Rev., 4.00%, 9/1/2024	435	437
Total Oklahoma		2,925
Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	30	30
Oregon State Lottery Series B, Rev., 5.00%, 4/1/2027	25	25
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., VRDO, 0.47%, 12/1/2023 (c)	8,500	8,500
Total Oregon		8,555
Pennsylvania — 9.5%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	60	62
Allegheny County Hospital Development Authority Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	82
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	301
Series 2020A, Rev., 4.00%, 6/1/2025	150	152
Series 2020B, Rev., 4.00%, 6/1/2025	210	213
Series 2020A, Rev., 5.00%, 6/1/2026	425	447
Apollo-Ridge School District Series 2019A, GO, 4.00%, 9/1/2024	450	452
Charleroi Borough Authority Water System Rev., AGM, 4.00%, 12/1/2023	225	225
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 3.00%, 9/1/2024	215	214
City of Altoona, Guaranteed Sewer GO, AGM, 5.00%, 12/1/2023	300	300
City of Lebanon Authority Rev., 4.00%, 12/15/2023	360	360
City of Philadelphia
Series 2019A, GO, 5.00%, 8/1/2024	560	566
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	317
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	80	85
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	150	151

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2025	45	46
Rev., 5.00%, 6/1/2027	235	248
Rev., 5.00%, 6/1/2028	95	102
Commonwealth of Pennsylvania Series 2018A, COP, 5.00%, 7/1/2027	405	435
County of Armstrong
GO, AGM, 4.00%, 6/1/2024	230	231
GO, AGM, 4.00%, 6/1/2025	240	243
County of Indiana
GO, 2.00%, 12/15/2023	260	260
GO, 3.00%, 12/15/2024	430	429
GO, 3.00%, 12/15/2025	250	249
GO, 3.00%, 12/15/2026	435	434
County of Lackawanna Series 2020A, GO, 4.00%, 3/15/2024	300	300
County of Somerset GO, 2.00%, 10/1/2024	300	295
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	150	150
Delaware Valley Regional Finance Authority
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	50	54
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	240	264
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	1,000	1,037
General Authority of Southcentral Pennsylvania Series C, Rev., VRDO, LIQ : Bank of America NA, 2.20%, 12/1/2023 (c)	15,700	15,700
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group
Series 2019E, Rev., VRDO, LIQ : U.S. Bank NA, 2.00%, 12/1/2023 (c)	23,600	23,600
Series D, Rev., VRDO, LIQ : Bank of America NA, 2.20%, 12/1/2023 (c)	6,215	6,215
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2024	300	301
Rev., 5.00%, 4/1/2026	165	165
Municipality of Penn Hills Series 2019A, GO, 3.00%, 12/1/2023	305	305
New Castle Area School District GO, 4.00%, 3/1/2024	240	240
Pennsylvania Economic Development Financing Authority Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,367
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2025	40	41
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (d)	10	11
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	40	43
Pennsylvania Turnpike Commission
Series 2020B, Rev., 5.00%, 12/1/2023	425	425
Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	20,000	20,000
Series A-2, Rev., 5.00%, 12/1/2024	425	433
Series 2020B, Rev., 5.00%, 12/1/2026	400	424
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	105
Series 2016A-3, Rev., 5.00%, 12/1/2027	280	295
Series 2017-2, Rev., 5.00%, 12/1/2028	1,065	1,135
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,634
Series 2014C, Rev., 5.00%, 12/1/2039	4,250	4,298

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	430	452
Philadelphia Gas Works Co. Series 13, Rev., 5.00%, 8/1/2024	25	25
Philadelphia Gas Works Co., 1998 General Ordinance
Series A-2, Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	20,300	20,300
Series 14TH, Rev., 5.00%, 10/1/2028	60	62
School District of Philadelphia (The) Series F, GO, 5.00%, 9/1/2024	390	394
Spring-Benner-Walker Joint Authority Series 2020, Rev., 4.00%, 9/1/2024	440	442
Township of East Coventry
GO, 3.00%, 12/1/2025	345	343
GO, 3.00%, 12/1/2026	275	274
Township of Radnor GO, 3.00%, 6/15/2024	145	145
Uniontown Area School District GO, 3.00%, 10/1/2024	900	897
University of Pittsburgh of the Commonwealth System of Higher Education Series 2019, Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 3.34%, 12/14/2023 (b) (d)	52,000	52,003
Wyalusing Area School District
GO, 3.00%, 4/1/2024	185	185
GO, 3.00%, 4/1/2026	300	297
Total Pennsylvania		166,391
South Carolina — 0.1%
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	75	75
Series 2017B, Rev., 5.00%, 1/1/2024	235	235
Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,319
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2027	60	62
Total South Carolina		1,691
South Dakota — 0.0% ^
Harrisburg School District No. 41-2 Series 2019, GO, 5.00%, 8/1/2024	50	51
Tennessee — 0.5%
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,013
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,122
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (c)	5,655	5,496
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	361
Total Tennessee		7,992
Texas — 6.4%
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (c)	1,220	1,242
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	202
Series 2018C, Rev., 5.00%, 8/1/2025	200	206
Austin Independent School District Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (d)	1,000	1,016
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	10,796
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (c)	3,000	2,942
Central Texas Turnpike System
Series C, Rev., 5.00%, 8/15/2025	100	101
Series C, Rev., 5.00%, 8/15/2026	30	30

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series C, Rev., 5.00%, 8/15/2028	20	20
City of Austin Series 2017 A, Rev., 5.00%, 11/15/2028	50	52
City of Austin Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	303
City of Dallas Series 2014, GO, 5.00%, 2/15/2027	100	100
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	278
City of Houston Combined Utility System First Lien Series 2014 C, Rev., 5.00%, 5/15/2026	60	60
City of Houston, Airport System, Subordinate Lien Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	33
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	30	32
City of Houston, Utility System Series 2016B, Rev., 5.00%, 11/15/2027	1,010	1,070
City of Lubbock Series 2018, Rev., 5.00%, 4/15/2026	250	260
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,000	1,006
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	381
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	408
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	160	171
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	76
Comal Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Comal Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2026	50	50
County of Harris Series 2022A, Rev., 5.00%, 8/15/2027	20	22
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2024	125	125
Series 2020A, GO, 5.00%, 2/15/2025	130	133
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2024	210	211
GO, 5.00%, 2/15/2025	255	260
Dallas County Utility and Reclamation District Series 2016, GO, 5.00%, 2/15/2028	80	86
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,144
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
Series 2020 A, Rev., 5.00%, 11/1/2027	20	22
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,082
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,378
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	225
GO, PSF-GTD, 3.00%, 8/15/2027	115	112
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,975
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 3.55%, 12/14/2023 (b)	9,000	8,996
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	150	152
Series 2014A, Rev., 5.00%, 12/1/2025	100	102
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000	1,074
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	695	691
Harris County-Houston Sports Authority Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (d)	3,410	1,444
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	871
Lower Colorado River Authority Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	934
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2025	130	134

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	266
Metropolitan Transit Authority of Harris County Sales & Use Tax Rev., 5.00%, 11/1/2024 (d)	25	25
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.36%, 12/14/2023 (b)	10,000	9,939
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.20%, 1/1/2024	180	180
Series 2020A, Rev., 2.25%, 1/1/2025	315	304
North Harris County Regional Water Authority
Rev., 4.00%, 12/15/2024	130	131
Series 2016, Rev., 5.00%, 12/15/2027	45	47
North Texas Tollway Authority Series 2020 C, Rev., 5.00%, 1/1/2026	75	78
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2024	555	556
Series 2016A, Rev., 5.00%, 1/1/2025	185	185
Series A, Rev., 5.00%, 1/1/2025	530	531
North Texas Tollway Authority, Second Tier Series 2021B, Rev., 5.00%, 1/1/2025	250	255
Pecan Grove Municipal Utility District, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	600	597
Plano Public Facility Corp., K Avenue Lofts Rev., 0.65%, 12/1/2024 (c)	9,500	9,525
Robstown Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2024	360	359
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust, 3.10%, 12/13/2023 (c)	10,030	10,030
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust, 3.10%, 12/13/2023 (c)	4,875	4,875
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2014, Rev., 5.00%, 12/1/2023	20	20
Texas Department of Housing & Community Affairs Series 2020, Rev., 4.00%, 3/1/2024 (c)	1,200	1,200
Texas Department of Housing & Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., VRDO, 4.00%, 12/1/2023 (c)	850	850
Texas Home Collaborative Series 2023, Rev., 5.00%, 10/1/2026 (c)	2,975	3,068
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,934
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	399
GO, 4.00%, 5/1/2025	300	303
GO, 4.00%, 5/1/2026	280	286
Trinity River Public Facility Corp. Series 2021, Rev., 4.40%, 4/1/2024 (c)	3,400	3,401
University of Houston Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Total Texas		111,475
Utah — 0.0% ^
County of Utah, IHC Health Services, Inc. Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	45	46
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 3.00%, 10/15/2025	125	121
Total Utah		167
Virginia — 2.9%
Alexandria Industrial Development Authority, Alexandria Residential Care Facilities Mortgage, Goodwin House, Inc. Series 2015, Rev., 5.00%, 10/1/2024 (d)	35	35
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 3.04%, 12/13/2023 (c)	30,000	30,000
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Series 2020A, Rev., 4.00%, 12/1/2023	100	100

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	21,203
Total Virginia		51,358
Washington — 0.8%
King County Housing Authority, Highland Village Project Rev., 5.00%, 1/1/2024	120	120
Port of Seattle
Series 2016, Rev., 5.00%, 2/1/2027	50	52
Series A, Rev., 5.00%, 5/1/2027	45	48
Series 2022A, Rev., 5.00%, 8/1/2028	75	82
Port of Seattle Intermediate Lien Series 2022A, Rev., 5.00%, 8/1/2026	60	63
State of Washington Series R-2015B, GO, 5.00%, 7/1/2026	140	141
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.38%, 12/14/2023 (b)	10,030	10,032
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	150	153
Washington State Housing Finance Commission Series A, Rev., 7.38%, 1/1/2024 (d) (e)	3,000	3,008
Washington State University Series 2013, Rev., 5.00%, 12/5/2023	210	210
Total Washington		13,909
West Virginia — 0.4%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	369
West Virginia Commissioner of Highways Rev., 5.00%, 9/1/2028	325	348
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	626
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,265
West Virginia Lottery Excess Lottery Series 2015A, Rev., 5.00%, 7/1/2024	50	50
Total West Virginia		6,658
Wisconsin — 1.4%
City of Milwaukee, Promissory Notes
Series N2, GO, 4.00%, 3/15/2024	1,955	1,955
Series N4, GO, 5.00%, 4/1/2024	4,605	4,621
Series N2, GO, 4.00%, 3/15/2025	100	100
City of Racine Series 2019B, GO, 5.00%, 12/1/2023	125	125
City of Watertown, Promissory Notes GO, 3.00%, 6/1/2024	425	424
County of Manitowoc, Promissory Notes GO, AGM, 4.00%, 4/1/2024	680	681
County of Rusk, Promissory Notes GO, 3.00%, 3/1/2024	270	270
Lakeshore Technical College District Series 2019A, GO, 3.00%, 3/1/2024	405	404
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	377
Public Finance Authority, Public Finance Authority Forest Cove Apartments Series A, Rev., 5.88%, 2/1/2024 (d)	125	125
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	25	25
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy Rev., 4.00%, 3/15/2024	120	120
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	25	25
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ : FHLB, 3.30%, 12/13/2023 (c)	15,000	15,000
Total Wisconsin		24,252
Total Municipal Bonds (Cost $1,612,074)		1,599,395

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.5%
Investment Companies — 8.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (g) (h) (Cost $148,315)	148,311	148,326
Total Investments — 99.8% (Cost $1,760,389)		1,747,721
Other Assets Less Liabilities — 0.2%		4,312
NET ASSETS — 100.0%		1,752,033

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,599,395	$—	$1,599,395
Short-Term Investments
Investment Companies	148,326	—	—	148,326
Total Investments in Securities	$148,326	$1,599,395	$—	$1,747,721

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$154,102	$1,649,111	$1,654,898	$12	$(1)	$148,326	148,311	$2,911	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.